Summary of significant accounting policies (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued			200,000
Weighted Average Number of Shares Outstanding, Basic, Total	24,801,132	24,242,315	24,347,620	20,677,067
Inventory Valuation Reserves	$ 271		$ 292	$ 1,438
Allowance for Doubtful Accounts Receivable, Current			$ 110	403	$ 273
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			102,570
Value Added Tax, Percentage			16.00%
Sales Tax, Percentage			0.70%
Shipping and Handling Revenue			$ 0	7,000
Advertising Expense			383	$ 255
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0	0
Foreign Currency Transaction Gain (Loss), before Tax	$ 3,361	$ 602	$ 10,790	$ 1,311
Weighted Average Number of Shares Outstanding, Diluted	28,114,251	24,242,315	27,737,679	20,714,275
Net Cash Provided by (Used in) Financing Activities, Continuing Operations, Total	$ 488	$ 30,218	$ 33,525	$ 8,372
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total	$ 5,339	(11,381)	$ (4,810)	$ 10,734
Restatement Adjustment [Member]
Significant Accounting Policies [Line Items]
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total		22,519
Scenario, Previously Reported [Member]
Significant Accounting Policies [Line Items]
Net Cash Provided by (Used in) Financing Activities, Continuing Operations, Total		7,699
Net Cash Provided by (Used in) Operating Activities, Continuing Operations, Total		$ 11,138
Merger [Member]
Significant Accounting Policies [Line Items]
Outstanding common stock of Andina Acquisition share				3,647,529
Weighted Average Number of Shares Outstanding, Basic, Total					20,567,141
Warrant [Member] | Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Contingent Effect Of Unit Purchase Options To Purchase Units			900,000	900,000
IPO [Member]
Significant Accounting Policies [Line Items]
Warrant Issued			4,200,000
Private Placement Warrant [Member] | Merger [Member]
Significant Accounting Policies [Line Items]
Contingent Effect Of Unit Purchase Options To Purchase Units			9,200,000
Insider Warrants [Member]
Significant Accounting Policies [Line Items]
Warrant Issued			4,800,000